Statement of Consolidated Changes in Equity (Unaudited) - USD ($) $ in Millions	Total	Common Stock [Member]	Paid-In Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]	Apache Shareholders' Equity [Member]	Non Controlling Interest [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of change in accounting principle | Scenario, Previously Reported [Member]	$ (7,596)		$ 152				$ (7,442)	$ (154)
Effect of change in accounting principle | Restatement Adjustment [Member]				$ (7,594)
Beginning Balance (Scenario, Previously Reported [Member]) at Dec. 31, 2014	28,137	$ 256	12,438	16,249	$ (2,890)	$ (116)	25,937	2,200
Beginning Balance at Dec. 31, 2014	20,541	256	12,590	8,655	(2,890)	(116)	18,495	2,046
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(1,306)			(1,334)			(1,334)	28
Distributions to noncontrolling interest	(21)							(21)
Common dividends	(94)			(94)			(94)
Common stock activity, net	18		18				18
Treasury stock activity, net	1				1		1
Ending Balance at Mar. 31, 2015	19,139	256	12,608	7,227	(2,889)	(116)	17,086	2,053
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of change in accounting principle | Scenario, Previously Reported [Member]	5,262		152	5,173		(3)	5,322	(60)
Beginning Balance (Scenario, Previously Reported [Member]) at Dec. 31, 2015	4,228	257	12,467	(7,153)	(2,889)	(116)	2,566	1,662
Beginning Balance at Dec. 31, 2015	9,490	257	12,619	(1,980)	(2,889)	(119)	7,888	1,602
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(371)			(372)			(372)	1
Distributions to noncontrolling interest	(54)							(54)
Common dividends	(95)		(95)				(95)
Other	30	0	29		1		30
Ending Balance at Mar. 31, 2016	$ 9,000	$ 257	$ 12,553	$ (2,352)	$ (2,888)	$ (119)	$ 7,451	$ 1,549